Share-based Compensation (Option Activities, Narrative) (Details) (Share Options [Member], USD $)	12 Months Ended
	Dec. 31, 2013 years	Dec. 31, 2012	Dec. 31, 2011
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total intrinsic values of options exercised	$ 7,136,000	$ 2,707,000	$ 15,108,000
Contract life of option	10 years
Share-based compensation expense	8,536,000	8,266,000	9,874,000
Weighted average grant date fair values per option	$ 0.9051	$ 0.9066	$ 1.1021
Capitalized share-based compensation expenses	0	0	0
Unrecognized compensation expense	9,168,000
Unrecognized compensation expense, weighted average period for recognition (in years)	2.4
Employees [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Estimated forfeiture rate	12.50%
Senior Management [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Estimated forfeiture rate	0.00%
Employees [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Contract life of option	10 years	10 years	10 years
Total fair values of options vested	5,961,000	7,438,000	2,736,000
Non-Employees [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Contract life of option			10 years
Estimated forfeiture rate	0.00%	0.00%	0.00%
Total fair values of options vested	$ 851,000	$ 546,000	$ 833,000
Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise Multiple	2
Minimum [Member] | Employees [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise Multiple	2.0	2.2	2.0
Estimated forfeiture rate	0.00%	0.00%	0.00%
Minimum [Member] | Non-Employees [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Contract life of option	8 years	9 years
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise Multiple	3
Maximum [Member] | Employees [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise Multiple	2.8	2.8	3.0
Estimated forfeiture rate	7.00%	5.00%	2.00%
Maximum [Member] | Non-Employees [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Contract life of option	10 years	10 years